Deposits, Receivables and Other Investments (Details 1) - ILS (₪) ₪ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Deposits Receivables And Other Investments [Abstract]
Trade receivables	[1]		₪ 38,210
Less - Allowance for doubtful debts			(4,042)
Trade receivables, net			₪ 34,168

[1]	In December 31, 2016 Includes EUR 5.6 million (NIS 23 million) from sale of plots see also note 4c3.